Shareholder Report, Line Graph (Details) 194904_Aristotle Core Bond Fund_Class I_TSR Annual {Class I} - USD ($)							12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 14, 2020	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 483,044	$ 460,325	$ 445,908	$ 465,068	$ 486,339	$ 500,000	$ 505,420
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Accumulated Value	$ 471,464	$ 449,529	$ 442,024	$ 464,229	$ 484,340	$ 500,000	$ 491,966